Shareholders’ Equity - Schedule of Compensation to Employees (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation to Employees [Line Items]
Expected term, in years	6 years 1 month 9 days	5 years 9 months 25 days
Expected volatility	51.75%
Risk-free interest rate	4.23%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Compensation to Employees [Line Items]
Expected term, in years			4 years 4 months 28 days
Expected volatility		47.00%	47.00%
Risk-free interest rate		4.15%	1.74%
Maximum [Member]
Schedule of Compensation to Employees [Line Items]
Expected term, in years			6 years 1 month 9 days
Expected volatility		51.75%	48.00%
Risk-free interest rate		4.55%	3.96%